Summary of significant accounting policies - Revenue is recognized and disaggregated (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of significant accounting policies
Revenue from Contract with Customer	$ 2,466,504,041	$ 2,207,966,313
Lease Income	16,128,771	9,584,972	$ 8,732,799
Total revenue	2,482,632,812	2,217,551,285	1,976,907,231
Real Estate Sales [Member]
Summary of significant accounting policies
Revenue from Contract with Customer	2,387,031,568	2,139,370,792	1,924,560,806
Real estate management services income [Member]
Summary of significant accounting policies
Revenue from Contract with Customer	67,488,169	63,447,420	41,738,319
Other revenue [Member]
Summary of significant accounting policies
Revenue from Contract with Customer	11,984,304	5,148,101	1,875,307
Real estate lease income [Member]
Summary of significant accounting policies
Lease Income	$ 16,128,771	$ 9,584,972	$ 8,732,799